Investment Strategy	Jul. 27, 2026
T. Rowe Price Retirement 2005 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocations among underlying T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2005) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

RETIREMENT FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2005 Fund
Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	40.01%	Hedged Equity	4.00%	Hedged Equity
		Inflation Focused	2.00	Real Assets
		International Developed Markets	8.67	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	1.54	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	20.34	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	2.08	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	1.38	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	60.00	Core Fixed Income	29.12	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	30.88	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

T. Rowe Price Retirement 2010 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocations among underlying T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2010) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

RETIREMENT FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2010 Fund
Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	44.19%	Hedged Equity	4.42%	Hedged Equity
		Inflation Focused	2.21	Real Assets
		International Developed Markets	9.57	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	1.70	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	22.49	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	2.30	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	1.50	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	55.80	Core Fixed Income	27.58	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	28.22	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

T. Rowe Price Retirement 2015 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocations among underlying T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2015) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

RETIREMENT FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2015 Fund
Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	47.38%	Hedged Equity	4.74%	Hedged Equity
		Inflation Focused	2.37	Real Assets
		International Developed Markets	10.26	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	1.82	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	24.11	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	2.46	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	1.62	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	52.60	Core Fixed Income	26.74	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	25.86	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

T. Rowe Price Retirement 2020 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocations among underlying T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2020) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

RETIREMENT FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2020 Fund
Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	50.37%	Hedged Equity	5.04%	Hedged Equity
		Inflation Focused	2.52	Real Assets
		International Developed Markets	10.92	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	1.92	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	25.64	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	2.62	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	1.71	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	49.59	Core Fixed Income	26.04	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	23.55	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

T. Rowe Price Retirement 2025 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocations among underlying T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2025) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

RETIREMENT FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2025 Fund
Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	54.22%	Hedged Equity	5.42%	Hedged Equity
		Inflation Focused	2.71	Real Assets
		International Developed Markets	11.76	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	2.08	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	27.57	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	2.82	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	1.86	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	45.80	Core Fixed Income	24.78	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	21.02	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

T. Rowe Price Retirement 2030 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocations among underlying T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2030) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

RETIREMENT FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2030 Fund
Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	63.01%	Hedged Equity	3.78%	Hedged Equity
		Inflation Focused	3.15	Real Assets
		International Developed Markets	14.31	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	2.52	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	33.56	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	3.44	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	2.25	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	37.00	Core Fixed Income	21.70	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	15.30	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

T. Rowe Price Retirement 2035 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocations among underlying T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2035) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

RETIREMENT FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2035 Fund
Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	74.60%	Hedged Equity	0.75%	Hedged Equity
		Inflation Focused	3.73	Real Assets
		International Developed Markets	17.88	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	3.16	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	41.96	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	4.30	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	2.82	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	25.40	Core Fixed Income	17.08	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	8.32	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

T. Rowe Price Retirement 2040 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocations among underlying T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2040) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

RETIREMENT FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2040 Fund
Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	84.98%	Hedged Equity	0.00%	Hedged Equity
		Inflation Focused	4.25	Real Assets
		International Developed Markets	20.58	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	3.64	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	48.33	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	4.94	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	3.24	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	15.00	Core Fixed Income	10.50	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	4.50	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

T. Rowe Price Retirement 2045 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocations among underlying T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2045) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

RETIREMENT FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2045 Fund
Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	93.40%	Hedged Equity	0.00%	Hedged Equity
		Inflation Focused	4.67	Real Assets
		International Developed Markets	22.62	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	4.00	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	53.10	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	5.44	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	3.57	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	6.60	Core Fixed Income	4.62	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	1.98	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

T. Rowe Price Retirement 2050 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocations among underlying T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2050) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

RETIREMENT FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2050 Fund

Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	96.59%	Hedged Equity	0.00%	Hedged Equity
		Inflation Focused	4.83	Real Assets
		International Developed Markets	23.40	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	4.12	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	54.93	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	5.62	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	3.69	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	3.40	Core Fixed Income	2.38	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	1.02	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

T. Rowe Price Retirement 2055 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocations among underlying T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2055) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

RETIREMENT FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2055 Fund
Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	97.82%	Hedged Equity	0.00%	Hedged Equity
		Inflation Focused	4.89	Real Assets
		International Developed Markets	23.70	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	4.18	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	55.60	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	5.70	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	3.75	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	2.20	Core Fixed Income	1.54	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	0.66	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

T. Rowe Price Retirement 2060 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocations among underlying T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2060) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

RETIREMENT FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2060 Fund
Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	97.99%	Hedged Equity	0.00%	Hedged Equity
		Inflation Focused	4.90	Real Assets
		International Developed Markets	23.73	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	4.18	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	55.73	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	5.70	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	3.75	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	2.00	Core Fixed Income	1.40	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	0.60	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

T. Rowe Price Retirement 2065 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocations among underlying T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2065) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

RETIREMENT FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2065 Fund
Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	97.99%	Hedged Equity	0.00%	Hedged Equity
		Inflation Focused	4.90	Real Assets
		International Developed Markets	23.73	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	4.18	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	55.73	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	5.70	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	3.75	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	2.00	Core Fixed Income	1.40	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	0.60	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

T. Rowe Price Retirement 2070 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocations among underlying T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2070) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

RETIREMENT FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2070 Fund
Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	97.99%	Hedged Equity	0.00%	Hedged Equity
		Inflation Focused	4.90	Real Assets
		International Developed Markets	23.73	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	4.18	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	55.73	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	5.70	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	3.75	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	2.00	Core Fixed Income	1.40	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	0.60	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

T. Rowe Price Retirement Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund’s “neutral allocations,” which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% equity funds and 60% fixed income funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor’s overall retirement strategy, but is not intended as a complete solution to an investor’s retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in the Z Class of each of its underlying funds. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement Balanced Fund

Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	40.01%	Hedged Equity	4.00%	Hedged Equity
		Inflation Focused	2.00	Real Assets
		International Developed Markets	8.67	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	1.54	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	20.34	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	2.08	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	1.38	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	60.01	Core Fixed Income	28.00	Dynamic Global Bond,
				International Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	32.01	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money